Average Annual Total Returns - Class P3 Shares - Voya US High Dividend Low Volatilty Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	Russell 1000® Index 1 Yr		Russell 1000® Index 5 Yrs	Russell 1000® Index 10 Yrs	Russell 1000® Index Since Inception
Total	25.97%			9.03%	Sep. 28, 2018	24.99%			7.39%	15.45%			6.80%	31.43%	[1]	[1]	[1]	10.48%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.